Huber Small Cap Value Fund
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Asset Management - 1.1%
Virtus Investment Partners, Inc.	5,820	$950,115

Automotive - 0.3%
Miller Industries, Inc.	6,000	245,820

Banking - 21.6%
C&F Financial Corp.	39,394	2,966,368
Carter Bankshares, Inc. (a)	134,813	2,886,346
First Citizens BancShares, Inc. - Class A	683	1,413,516
First Horizon Corp.	131,679	3,224,819
First Northwest Bancorp	52,383	546,355
First United Corp.	78,008	2,990,047
NewtekOne, Inc.	35,001	472,163
Northrim BanCorp, Inc.	136,208	3,209,061
Old National Bancorp	26,029	635,888
Southstate Bank Corp.	9,241	945,632
		19,290,195

Biotech & Pharmaceuticals - 2.7%
Cipher Pharmaceuticals, Inc. (a)	224,700	2,414,248

Chemicals - 1.6%
Innospec, Inc.	9,440	771,437
Olin Corp.	31,800	661,758
		1,433,195

Commercial Support Services - 0.9%
H&R Block, Inc.	20,100	792,945

Consumer Services - 7.4%
Upbound Group, Inc.	351,424	6,641,914

Entertainment - 3.2%
Lionsgate Studios Corp. (a)	211,106	1,992,841
Starz Entertainment Corp. (a)	86,502	864,155
		2,856,996

Food - 5.5%
Herbalife Ltd. (a)	284,400	4,903,056

Health Care Facilities & Services - 1.3%
Medical Facilities Corp.	2,900	32,309
Tenet Healthcare Corp. (a)	5,801	1,098,013
		1,130,322

Healthcare-Products - 1.3%
Utah Medical Products, Inc.	18,520	1,130,831

Home Construction - 0.3%
Taylor Morrison Home Corp. (a)	5,000	304,750

Insurance - 3.2%
CNO Financial Group, Inc.	67,244	2,827,610

Internet - 1.2%
F5 Networks, Inc. (a)	4,000	1,102,440

Internet Media & Services - 3.2%
Lyft, Inc. - Class A (a)	169,100	2,852,717

Leisure Facilities & Services - 2.0%
Boston Pizza Royalties Income Fund	101,654	1,746,927

Oil & Gas Producers - 10.4%
Chord Energy Corp.	1,000	100,240
Golar LNG Ltd.	181,238	7,356,450
Gulfport Energy Corp. (a)	800	163,336
W&T Offshore, Inc.	776,700	1,685,439
		9,305,465

Oil & Gas Services & Equipment - 8.8%
TETRA Technologies, Inc. (a)	690,298	7,869,397

Packaging & Containers - 4.0%
O-I Glass, Inc. (a)	233,950	3,574,756

Savings & Loans - 0.1%
HomeTrust Bancshares, Inc.	2,905	125,264

Software - 5.1%
Weave Communications, Inc. (a)	707,647	4,599,706

Specialty Finance - 5.7%
Enova International, Inc. (a)	30,702	5,071,049

Technology Services - 6.5%
KBR, Inc.	100,675	4,309,897
Science Applications International Corp.	15,110	1,537,593
		5,847,490

Transportation Equipment - 1.3%
Commercial Vehicle Group, Inc. (a)	794,752	1,192,128
TOTAL COMMON STOCKS (Cost $43,438,716)		88,209,336

REAL ESTATE INVESTMENT TRUSTS - 1.4%	Shares	Value
REITS - 1.4%
Granite Real Estate Investment Trust	16,937	1,090,828
Sila Realty Trust, Inc.	3,600	87,660
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $608,147)		1,178,488

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.61% (b)	155,798	155,798
First American Treasury Obligations Fund - Class X, 3.59% (b)	155,797	155,797
TOTAL MONEY MARKET FUNDS (Cost $311,595)		311,595

TOTAL INVESTMENTS - 100.4% (Cost $44,358,458)		89,699,419
Liabilities in Excess of Other Assets - (0.4)%		(316,170)
TOTAL NET ASSETS - 100.0%		$89,383,249

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Huber Small Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$88,209,336	$–	$–	$88,209,336
Real Estate Investment Trusts	87,660	1,090,828	–	1,178,488
Money Market Funds	311,595	–	–	311,595
Total Investments	$88,608,591	$1,090,828	$–	$89,699,419